Other (Income) Expense	12 Months Ended
Dec. 31, 2022
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Other (Income) Expense
10.	Other (Income) Expense

		Years Ended December 31
(in thousands)	Note	2022	2021

Interest income		$(6,321)	$(241)

Dividends received from equity investments designated as FVTOCI ¹ relating to investments held at the end of the period		(453)	(221)

Foreign exchange (gain) loss		(890)	275

Net (gain) loss arising on financial assets mandatorily measured at FVTPL ²

(Gain) loss on fair value adjustment of share purchase warrants held		1,033	2,101

(Gain) loss on fair value adjustment of convertible notes receivable	17	1,380	(5,733)

Other		(2,198)	(1,957)

Total other (income) expense		$(7,449)	$(5,776)

1)	FVTOCI refers to Fair Value Through Other Comprehensive Income

2)	FVTPL refers to Fair Value Through Profit or Loss